Federated Hermes SDG Engagement High Yield Credit Fund
Portfolio of Investments
November 30, 2021 (unaudited)
Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—75.8%
		Automotive—3.1%
EUR 230,000		Faurecia, Sr. Unsecd. Note, 2.375%, 6/15/2027	$258,491$
$325,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	339,625
EUR 250,000		LKQ Italia Bondco Di Lkq, Sr. Unsecd. Note, REGS, 3.875%, 4/1/2024	301,814
525,000		Volvo Car AB, Sr. Unsecd. Note, Series EMTN, 2.000%, 1/24/2025	615,876
		TOTAL	1,515,806
		Banking—12.2%
200,000	[1]	ABN Amro Bank NV, Jr. Sub. Deb., 4.750%, 9/22/2027	241,565
$200,000		Akbank TAS, Sr. Unsecd. Note, REGS, 5.125%, 3/31/2025	193,642
250,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	283,304
58,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.800%, 5/1/2025	65,590
200,000	[1]	Argentum Netherlands B.V., Sub., 4.625%, 8/15/2022	200,575
200,000		Banco Btg Pactual/Cayman, Sub., REGS, 7.750%, 2/15/2029	208,800
200,000	[1]	Banco Mercantil De Norte, Jr. Sub. Deb., REGS, 7.500%, 6/27/2029	214,027
EUR 100,000		Bank of Ireland Group PLC, Sub. Note, Series EMTN, 1.375%, 8/11/2031	111,389
$400,000		Bank of Ireland Group PLC, Sub., Series EMTN, 4.125%, 9/19/2027	405,257
400,000	[1]	BNP Paribas, Jr. Sub. Note, REGS, 4.500%, 2/25/2030	388,758
EUR 200,000	[1]	Caixa Geral de Depositos S.A. (CGD), Jr. Sub. Deb., 10.750%, 3/30/2022	233,057
200,000		Cellnex Finance Co. SA, Series EMTN, 2.000%, 2/15/2033	216,383
$175,000		CIT Group, Inc., Sub., 6.125%, 3/9/2028	206,704
EUR 400,000	[1]	Commerzbank AG, Jr. Sub. Note, 6.125%, 10/9/2025	486,527
200,000	[1]	Cooperatieve Rabobank UA, Jr. Sub. Note, 3.250%, 12/29/2026	228,048
$400,000	[1]	Credit Suisse Group AG, Jr. Sub. Deb., REGS, 5.100%, 1/24/2030	397,040
EUR 100,000		Deutsche Bank AG, Sr. Unsecd. Note, Series EMTN, 5.625%, 5/19/2031	131,415
$200,000	[1]	DNB Bank ASA, Jr. Sub. Note, 4.875%, 11/12/2024	207,161
300,000	[1]	ING Groep N.V., Jr. Sub. Note, Series NC10, 4.250%, 5/16/2031	279,900
480,000		Intesa Sanpaolo SpA, Sub. Deb., 5.710%, 1/15/2026	532,415
200,000		Itau Unibanco Holding SA, Sub. Deb., REGS, 4.500%, 11/21/2029	195,887
200,000	[1]	NatWest Markets plc, Jr. Sub. Note, 4.600%, 6/28/2031	193,750
200,000	[1]	UBS Group AG, Jr. Sub. Note, REGS, 4.375%, 2/10/2031	196,010
200,000		UniCredit SpA, Jr. Sub. Deb., 8.000%, 6/3/2024	215,350
		TOTAL	6,032,554
		Basic Industries—7.6%
325,000		Alcoa Nederland Holding B.V., Sr. Unsecd. Note, 144A, 6.125%, 5/15/2028	346,606
139,000		Ashland LLC, Sr. Unsecd. Note, 144A, 3.375%, 9/1/2031	136,106
EUR 150,000		Ashland Services B.V., Sr. Unsecd. Note, REGS, 2.000%, 1/30/2028	173,435
$200,000		Cemex SAB de CV, REGS, 3.875%, 7/11/2031	194,996
200,000		Cemex SAB de CV, Sec. Fac. Bond, REGS, 5.450%, 11/19/2029	209,808
225,000		CF Industries Holdings, Inc., Sr. Unsecd. Note, 3.450%, 6/1/2023	233,321
40,000		Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 7.000%, 3/15/2027	41,879
EUR 100,000		Graphic Packaging International, LLC, Unsecd. Note, 144A, 2.625%, 2/1/2029	113,784
$200,000		GUSAP III L.P., Sr. Unsecd. Note, REGS, 4.250%, 1/21/2030	208,679
EUR 320,000		Huntsman International LLC, Sr. Unsecd. Note, 4.250%, 4/1/2025	402,196
$28,000		KB HOME, Sr. Unsecd. Note, 4.000%, 6/15/2031	28,320
72,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 3.875%, 8/15/2031	69,594

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Basic Industries—continued
$257,000		Novelis Corporation, Sr. Unsecd. Note, 144A, 4.750%, 1/30/2030	$259,850
200,000		Orbia Advance Corp. SAB de CV, Sr. Unsecd. Note, REGS, 2.875%, 5/11/2031	195,336
EUR 100,000		Sappi Papier Holding GmbH, Sr. Unsecd. Note, REGS, 3.125%, 4/15/2026	114,027
100,000	[1]	Solvay S.A., Jr. Sub. Note, 2.500%, 12/2/2025	115,111
$200,000		Summit Digitel Infrastructure, 144A, 2.875%, 8/12/2031	193,248
450,000		Suzano Austria GmbH, Sr. Unsecd. Note, 5.000%, 1/15/2030	477,855
186,000		Taylor Morrison Communities, Inc./Monarch Communities, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2027	205,639
		TOTAL	3,719,790
		Capital Goods—10.4%
EUR 100,000		Ardagh Metal Packaging, Sr. Unsecd. Note, REGS, 3.000%, 9/1/2029	110,474
GBP 600,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, REGS, 4.750%, 7/15/2027	796,970
EUR 300,000		Ball Corp., Sr. Unsecd. Note, 1.500%, 3/15/2027	343,434
$325,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	309,278
EUR 300,000		Berry Global, Inc., Sec. Fac. Bond, REGS, 1.500%, 1/15/2027	345,926
100,000		Berry Global, Inc., Term Loan—1st Lien, REGS, 1.000%, 1/15/2025	113,678
500,000		Crown European Holdings SA, Sr. Unsecd. Note, REGS, 2.875%, 2/1/2026	597,158
$250,000		Klabin Austria Gmbh, Sr. Unsecd. Note, 144A, 3.200%, 1/12/2031	224,743
400,000		Klabin Austria Gmbh, Sr. Unsecd. Note, REGS, 3.200%, 1/12/2031	359,588
EUR 100,000		Kleopatra Holdings 2 SCA, Sr. Unsecd. Note, REGS, 6.500%, 9/1/2026	98,318
300,000		Rexel S.A., Sr. Unsecd. Note, 2.125%, 6/15/2028	339,852
$375,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	387,058
EUR 102,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, 144A, 2.125%, 6/18/2025	120,829
250,000		Sig Combibloc Purchaser, Sr. Unsecd. Note, REGS, 2.125%, 6/18/2025	296,150
300,000		Smurfit Kappa Treasury Unlimited Company, Sr. Unsecd. Note, 1.500%, 9/15/2027	357,914
100,000		Trivium Packaging Finance BV, Sec. Fac. Bond, REGS, 3.750%, 8/15/2026	113,410
200,000		Verallia, Sr. Unsecd. Note, 1.625%, 5/14/2028	230,221
		TOTAL	5,145,001
		Chemicals—0.8%
200,000		Olympus Water US Holding Corp., Sr. Unsecd. Note, REGS, 5.375%, 10/1/2029	217,179
$200,000		SPCM SA, Sr. Unsecd. Note, 144A, 3.375%, 3/15/2030	191,426
		TOTAL	408,605
		Consumer Goods—1.5%
EUR 200,000		Arcelik AS, Sr. Unsecd. Note, 3.000%, 5/27/2026	225,806
100,000		Kraft Heinz Foods Co., 2.000%, 6/30/2023	116,356
$83,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	80,251
318,000		Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	314,500
		TOTAL	736,913
		Consumer Non-Cyclical—2.5%
460,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	492,168
242,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	246,392
EUR 100,000		Levi Strauss & Co., Sr. Unsecd. Note, 3.375%, 3/15/2027	115,199
$335,000		Toll Brothers, Inc., Sr. Unsecd. Note, 3.800%, 11/1/2029	354,630
		TOTAL	1,208,389
		Energy—3.8%
300,000		Aker BP ASA, Sr. Unsecd. Note, REGS, 3.750%, 1/15/2030	318,456
GBP 100,000	[1]	BP Capital Markets PLC, Sub., 4.250%, 3/22/2027	138,481
$100,000		DCP Midstream Operating LP, Sr. Unsecd. Note, 5.375%, 7/15/2025	106,813
275,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.450%, 6/1/2047	267,391

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Energy—continued
$32,000		EnLink Midstream Partners LP, Sr. Unsecd. Note, 5.600%, 4/1/2044	$30,325
200,000		Enterprise Products Operating LLC, Jr. Sub. Deb., 5.375%, 2/15/2078	203,512
300,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	313,131
39,000		EQT Corp., Sr. Unsecd. Note, 7.500%, 2/1/2030	49,277
64,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.600%, 1/3/2031	66,722
387,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	395,707
		TOTAL	1,889,815
		Financial Services—1.4%
230,000	[1]	Barclays Bank plc, Jr. Sub. Deb., 6.278%, 12/15/2034	316,554
400,000		China Ping An Insurance Overseas (Holdings) Ltd., Sr. Secd. Note, Series EMTN, 2.850%, 8/12/2031	381,705
		TOTAL	698,259
		Health Care—5.5%
419,000		Centene Corp., 2.500%, 3/1/2031	402,240
EUR 200,000	[1]	Eurofins Scientific SE, Jr. Sub. Note, 3.250%, 11/13/2025	236,335
100,000		Grifols SA, Sec. Fac. Bond, REGS, 1.625%, 2/15/2025	112,616
380,000		Grifols SA, Sec. Fac. Bond, REGS, 2.250%, 11/15/2027	429,491
$360,000		HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	375,311
50,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	54,600
EUR 100,000		Iqvia, Inc., Sr. Unsecd. Note, 144A, 2.875%, 6/15/2028	115,434
300,000		Iqvia, Inc., Sr. Unsecd. Note, REGS, 2.250%, 3/15/2029	336,520
$149,000		Mozart Debt Merger Sub, Inc., Sec. Fac. Bond, 144A, 3.875%, 4/1/2029	147,363
338,000		Tenet Healthcare Corp., 144A, 4.375%, 1/15/2030	337,375
150,000		Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	153,548
		TOTAL	2,700,833
		Home Products & Furnishings—0.2%
EUR 100,000		Nobel Bidco BV, Sr. Note, REGS, 3.125%, 6/15/2028	110,177
		Insurance—2.1%
100,000	[1]	Caisse Nat Reassurance, Jr. Sub. Note, 6.375%, 5/28/2024	127,521
GBP 325,000	[1]	Phoenix Group Holdings PLC, Jr. Sub. Deb., 5.750%, 4/26/2028	453,304
EUR 200,000	[1]	UnipolSai Assicurazioni SpA, Jr. Sub. Note, 6.375%, 4/27/2030	252,760
$200,000		Zurich Finance Ireland, Sub. Note, Series EMTN, 3.000%, 4/19/2051	192,606
		TOTAL	1,026,191
		Media—3.3%
EUR 400,000		Altice France Holding SA, Sr. Unsecd. Note, REGS, 4.000%, 2/15/2028	425,390
100,000		Lagardere S.C.A., Sr. Unsecd. Note, 1.750%, 10/7/2027	112,639
450,000		Netflix, Inc., Sr. Unsecd. Note, REGS, 3.000%, 6/15/2025	550,948
100,000		VZ Vendor Financing B.V., Sr. Unsecd. Note, REGS, 2.875%, 1/15/2029	109,157
391,000		Ziggo Bond Co. BV, Sr. Unsecd. Note, REGS, 3.375%, 2/28/2030	430,128
		TOTAL	1,628,262
		Real Estate—3.6%
100,000		Adler Group SA, Sr. Unsecd. Note, 2.250%, 1/14/2029	90,290
300,000		CANPACK SA and Eastern PA Land Investment Holding LLC, REGS, 2.375%, 11/1/2027	339,684
$200,000		Country Garden Holdings Co., 5.125%, 1/17/2025	191,163
EUR 400,000	[1]	Heimstaden Bostad AB, Jr. Sub. Note, 2.625%, 2/1/2027	424,134
GBP 200,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.692%, 6/5/2028	280,257
$32,000		MPT Operating Partnership LP/MPT Finance Corp., Sr. Unsecd. Note, 3.500%, 3/15/2031	31,726
EUR 400,000	[1]	Samhallsbyggnadsbolaget i Norden AB, Jr. Sub. Note, 2.625%, 12/14/2025	438,886
		TOTAL	1,796,140

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Retail—0.8%
GBP 200,000		Marks & Spencer PLC, Sr. Unsecd. Note, 3.250%, 7/10/2027	$277,993
$100,000		Marks & Spencer PLC, Sr. Unsecd. Note, REGS, 7.125%, 12/1/2037	121,210
		TOTAL	399,203
		Services—0.7%
EUR 300,000		Catalent Pharma Solutions, Inc., Sr. Unsecd. Note, REGS, 2.375%, 3/1/2028	337,901
		Technology & Electronics—1.6%
$100,000		Dell, Inc., Sr. Unsecd. Note, 5.400%, 9/10/2040	115,014
50,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 144A, 2.500%, 5/11/2031	50,025
69,000		NXP BV / NXP Funding LLC / NXP USA Inc., Sr. Unsecd. Note, 144A, 3.400%, 5/1/2030	73,686
578,000		Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	551,013
		TOTAL	789,738
		Telecommunications—9.9%
EUR 100,000		Altice Financing SA, Sec. Fac. Bond, REGS, 4.250%, 8/15/2029	108,601
100,000		Cellnex Telecom S.A., Conv. Bond, Series CLNX, 0.750%, 11/20/2031	111,727
100,000		Cellnex Telecom S.A., Sr. Unsecd. Note, 1.875%, 6/26/2029	112,929
200,000		Iliad SA, Sr. Secd. Note, 1.875%, 2/11/2028	214,061
100,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series EMTN, 1.750%, 4/19/2031	113,093
200,000		Infrastrutture Wireless Italiane SPA, Sr. Unsecd. Note, Series GMTN, 1.625%, 10/21/2028	230,228
$425,000		Lumen Technologies, Inc., Sr. Unsecd. Note, Series P, 7.600%, 9/15/2039	455,689
360,000		Millicom International Cellular S. A., Sr. Unsecd. Note, 144A, 6.250%, 3/25/2029	383,103
300,000	[1]	Network i2i Ltd., Sub. Deb., REGS, 5.650%, 1/15/2025	315,798
100,000		Sprint Corp., Sr. Unsecd. Note, 7.875%, 9/15/2023	110,003
50,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	52,066
51,000		T-Mobile USA, Inc., 2.250%, 11/15/2031	49,015
21,000		T-Mobile USA, Inc., 2.550%, 2/15/2031	20,719
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	296,773
325,000		Telecom Italia Capital SA, Sr. Unsecd. Note, 6.000%, 9/30/2034	328,081
EUR 500,000	[1]	Telefonica Europe BV, Jr. Sub. Note, 2.376%, 2/12/2029	538,695
$200,000		Turk Telekomunikasyon AS, Sr. Unsecd. Note, REGS, 4.875%, 6/19/2024	200,822
250,000		Veon Holdings BV, Sr. Unsecd. Note, REGS, 4.000%, 4/9/2025	255,601
GBP 449,000		Vmed O2 UK Financing I PLC, Sec. Fac. Bond, REGS, 4.500%, 7/15/2031	595,653
$400,000		VTR Comunicaciones SpA, Sec. Fac. Bond, REGS, 4.375%, 4/15/2029	398,960
		TOTAL	4,891,617
		Utilities—4.8%
57,000		AES Corp., Sr. Unsecd. Note, 2.450%, 1/15/2031	55,877
200,000		AES Gener S.A., Jr. Sub. Note, REGS, 6.350%, 10/7/2079	198,034
365,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	361,363
78,000		Clearway Energy Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 3/15/2028	82,147
EUR 200,000	[1]	Enel SpA, Jr. Sub. Deb., 2.500%, 8/24/2023	234,247
300,000		Energias de Portugal SA, Jr. Sub. Note, 1.700%, 7/20/2080	337,252
300,000		Orsted A/S, Sub., 1.750%, 12/9/3019	345,020
$300,000		TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	305,156
EUR 400,000	[1]	Veolia Environnement SA, Jr. Sub. Note, Series, 2.500%, 1/20/2029	453,425
		TOTAL	2,372,521
		TOTAL CORPORATE BONDS (IDENTIFIED COST $37,197,594)	37,407,715

Foreign Currency Par Amount or Principal Amount		Value in U.S. Dollars
	U.S. TREASURY—16.4%
$4,300,000	United States Treasury Note, 0.250%, 9/30/2023	$4,280,973
3,959,200	United States Treasury Note, 0.625%, 12/31/2027	3,806,444
	TOTAL U.S. TREASURY (IDENTIFIED COST $8,157,689)	8,087,417
	TOTAL INVESTMENT IN SECURITIES—92.2% (IDENTIFIED COST $45,355,283)	45,495,132
	OTHER ASSETS AND LIABILITIES - NET—7.8%[2]	3,841,310
	TOTAL NET ASSETS—100%	$49,336,442
At November 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
[3]United States Treasury Notes 10-Year Note	12	$1,569,750	March 2022	$(5,190)
[3]United States Treasury Ultra Long Bond	6	$1,203,375	March 2022	$(9,051)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(14,241)
The average notional value of short futures contracts held by the Fund throughout the period was $2,757,703. This is based on amounts held as of each month-end throughout the three-month fiscal period.
At November 30, 2021, the Fund had the following open swap contracts:
Credit Default Swaps
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2021[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
BNP Paribas	Ally Financial, Inc.	Sell	5.00%	12/20/2026	1.07%	$60,000	$8,250	$9,644	$(1,394)
BNP Paribas	Anglo American PLC	Sell	5.00%	12/20/2026	1.27%	$75,000	$15,880	$16,790	$(910)
BNP Paribas	ArcelorMittal	Sell	5.00%	12/20/2026	1.59%	$150,000	$28,551	$20,327	$ 8,224
BNP Paribas	Dell Inc.	Sell	1.00%	12/20/2026	0.85%	$125,000	$899	$1,822	$(923)
BNP Paribas	General Motors Co	Sell	5.00%	12/20/2026	1.06%	$157,000	$29,776	$30,543	$(767)
BNP Paribas	Hess Corp	Sell	1.00%	12/20/2026	1.22%	$100,000	$(1,050)	$(717)	$(333)
BNP Paribas	Valeo SA	Sell	1.00%	12/20/2026	1.49%	$100,000	$(2,670)	$(2,005)	$(665)
BNP Paribas	Volvo Car AB	Sell	5.00%	12/20/2026	1.07%	$50,000	$10,949	$12,627	$(1,678)
Goldman Sachs	AES Corp	Sell	5.00%	12/20/2026	0.96%	$100,000	$19,542	$20,534	$(992)
Goldman Sachs	Cleveland-Cliffs Inc.	Sell	5.00%	12/20/2024	1.52%	$145,000	$14,839	$16,041	$(1,202)
Goldman Sachs	CSC Holdings LLC	Sell	5.00%	12/20/2026	4.01%	$68,000	$3,403	$5,429	$(2,026)
Goldman Sachs	CSC Holdings LLC	Sell	5.00%	12/20/2026	4.01%	$68,000	$3,403	$5,429	$(2,026)
Goldman Sachs	CSC Holdings LLC	Sell	5.00%	12/20/2026	4.01%	$21,000	$1,051	$1,577	$(526)
Goldman Sachs	CSC Holdings LLC	Sell	5.00%	12/20/2026	4.01%	$68,000	$3,403	$5,426	$(2,023)
Goldman Sachs	CSC Holdings LLC	Sell	5.00%	12/20/2026	4.01%	$14,000	$701	$1,037	$(336)
Goldman Sachs	CSC Holdings LLC	Sell	5.00%	12/20/2026	4.01%	$61,000	$3,052	$4,520	$(1,468)
Goldman Sachs	Dell Inc.	Sell	1.00%	12/20/2026	0.85%	$375,000	$2,697	$1,402	$ 1,295
Goldman Sachs	Ford Motor Co.	Sell	5.00%	12/20/2026	1.61%	$37,000	$5,919	$5,309	$ 610
Goldman Sachs	Ford Motor Co.	Sell	5.00%	12/20/2026	1.61%	$23,000	$3,679	$3,300	$ 379
Goldman Sachs	General Motors Co	Sell	5.00%	12/20/2026	1.06%	$49,000	$9,293	$9,566	$(273)
Goldman Sachs	General Motors Co	Sell	5.00%	12/20/2026	1.06%	$98,000	$18,586	$19,185	$(599)
Goldman Sachs	General Motors Co	Sell	5.00%	12/20/2026	1.06%	$153,000	$29,017	$30,039	$(1,022)

Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 11/30/2021[4]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Goldman Sachs	Iron Mountain Inc.	Sell	5.00%	12/20/2026	2.07%	$110,000	$15,125	$18,581	$(3,456)
Goldman Sachs	Iron Mountain Inc.	Sell	5.00%	12/20/2026	2.07%	$25,000	$3,438	$4,075	$(637)
Goldman Sachs	KB Home	Sell	5.00%	12/20/2026	1.82%	$80,000	$12,049	$10,591	$ 1,458
Goldman Sachs	KB Home	Sell	5.00%	12/20/2026	1.82%	$125,000	$18,826	$17,183	$ 1,643
Goldman Sachs	KB Home	Sell	5.00%	12/20/2026	1.82%	$87,000	$13,103	$14,548	$(1,445)
Goldman Sachs	KB Home	Sell	5.00%	12/20/2026	1.82%	$80,000	$12,049	$13,422	$(1,373)
Goldman Sachs	Kraft Heinz Foods Co	Sell	1.00%	12/20/2026	0.84%	$402,000	$3,082	$3,570	$(488)
Goldman Sachs	Lumen Technologies Inc.	Sell	1.00%	12/20/2026		$25,000	$(2,715)	$(2,311)	$(404)
Goldman Sachs	Nokia Oyj	Sell	5.00%	12/20/2026	1.07%	$325,000	$72,375	$77,631	$(5,256)
Goldman Sachs	Occidental Petroleum Corp	Sell	1.00%	12/20/2026	2.10%	$468,000	$(23,518)	$(19,873)	$(3,645)
Goldman Sachs	Stellantis N.V.	Sell	5.00%	12/20/2026	1.18%	$500,000	$107,813	$114,752	$(6,939)
Goldman Sachs	Stellantis N.V.	Sell	5.00%	12/20/2026	1.18%	$75,000	$16,172	$16,574	$(402)
Goldman Sachs	UPC Holding BV	Sell	5.00%	12/20/2026	1.83%	$230,000	$41,340	$32,222	9,118
Goldman Sachs	Valeo SA	Sell	5.00%	12/20/2026	1.49%	$300,000	$33,392	$33,392	$0
Goldman Sachs	Iron Mountain Inc.	Sell	5.00%	12/20/2026	2.07%	$20,000	$2,750	$3,354	$(604)
Goldman Sachs	Anglo American	Sell	5.00%	12/20/2026	1.27%	$35,000	$7,410	$8,148	$(738)
Goldman Sachs	Ford Motor Co.	Sell	5.00%	12/20/2024	1.20%	$50,000	$5,650	$5,160	$ 490
Goldman Sachs	Ford Motor Co.	Sell	5.00%	12/20/2026	1.61%	$50,000	$7,999	$8,463	$(464)
Goldman Sachs	Occidental Petroleum Corp	Sell	1.00%	12/20/2026	2.10%	$30,000	$(1,507)	$(1,463)	$(44)
JP Morgan Chase	Occidental Petroleum Corp	Sell	1.00%	12/20/2026	2.10%	$80,000	$(3,917)	$(3,917)	$0
JP Morgan Chase	Ally Financial Inc.	Sell	5.00%	12/20/2026	1.07%	$20,000	$3,784	$3,919	$(135)
JP Morgan Chase	Ally Financial Inc.	Sell	5.00%	12/20/2026	1.07%	$200,000	$42,345	$45,647	$(3,302)
JP Morgan Chase	Anglo American PLC	Sell	5.00%	12/20/2026	1.27%	$50,000	$9,517	$10,488	$(971)
JP Morgan Chase	ArcelorMittal	Sell	5.00%	12/20/2026	1.59%	$100,000	$19,616	$21,259	$(1,643)
JP Morgan Chase	Cellnex Telecom SA	Sell	5.00%	12/20/2024	1.50%	$225,000	$25,426	$22,982	$ 2,444
JP Morgan Chase	Ford Motor Co.	Sell	5.00%	12/20/2024	1.20%	$100,000	$11,300	$10,639	$ 661
JP Morgan Chase	Ford Motor Co.	Sell	5.00%	12/20/2026	1.61%	$50,000	$9,483	$9,873	$(390)
JP Morgan Chase	General Motors Co	Sell	1.00%	12/20/2026	1.06%	$100,000	$(1,050)	$(788)	$(262)
JP Morgan Chase	Hess Corp	Sell	5.00%	12/20/2026	1.22%	$120,000	$18,073	$20,450	$(2,377)
JP Morgan Chase	KB Home	Sell	5.00%	12/20/2026	1.82%	$425,000	$83,543	$83,628	$(85)
JP Morgan Chase	Lennar Corp	Sell	5.00%	12/20/2026	0.96%	$500,000	$58,459	$71,951	$(13,492)
JP Morgan Chase	NRG Energy Inc.	Sell	5.00%	12/20/2026	2.50%	$260,000	$49,444	$48,988	$ 456
JP Morgan Chase	Schaeffler AG	Sell	5.00%	12/20/2026	1.66%	$50,000	$9,509	$9,740	$(231)
JP Morgan Chase	Schaeffler AG	Sell	1.00%	12/20/2026	1.66%	$200,000	$(16,919)	$(8,594)	$(8,325)
JP Morgan Chase	Telecom Italia SpA	Sell	1.00%	12/20/2026	2.61%	$270,000	$(7,209)	$(5,835)	$(1,374)
Morgan Stanley	Valeo SA	Sell	5.00%	12/20/2026	1.49%	$3,590,000	$397,754	$387,888	$ 9,866
TOTAL CREDIT DEFAULT SWAPS							$1,263,161	$1,304,162	$(41,001)
The average notional amount of credit default swap contracts held by the Fund throughout the period was $9,801,000. This is based on amounts held as of each month-end throughout the three-month fiscal period.

At November 30, 2021, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
12/15/2021	RBC Europe	150,000 EUR	$ 173,833	$(3,595)
12/15/2021	RBC Europe	190,000 EUR	$214,166	$1,468
Contracts Sold:
12/15/2021	Lloyds Bank	250,000 EUR	$ 290,245	$6,515
12/15/2021	RBC Europe	550,000 EUR	$ 636,969	$12,763
12/15/2021	RBC Europe	350,000 EUR	$ 411,410	$14,188
12/15/2021	RBC Europe	195,000 EUR	$ 223,150	$1,841
12/15/2021	RBC Europe	200,000 GBP	$ 275,104	$9,001
12/15/2021	RBC Europe	150,000 GBP	$ 205,242	$5,665
12/15/2021	RBC Europe	110,000 GBP	$ 149,088	$2,731
12/15/2021	State Street	12,700,000 EUR	$ 15,012,302	$598,821
12/15/2021	State Street	275,000 EUR	$ 311,974	$(128)
12/15/2021	State Street	150,000 EUR	$ 177,462	$7,224
12/15/2021	State Street	1,500,000 GBP	$ 2,076,054	$80,285
12/15/2021	State Street	100,000 GBP	$ 138,549	$5,498
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$742,277
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $3,329 and $463,148, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation (Depreciation) on Futures Contracts and Foreign Exchange Contracts and value for Swap Contracts is included in “Other Assets and Liabilities—Net.”
1
Perpetual Bond Security. The maturity date reflects the next call date.
2
Assets, other than investments in securities, less liabilities.
3
Non-income-producing security.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities principally traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$37,407,715	$—	$37,407,715
U.S. Treasury	—	8,087,417	—	8,087,417
TOTAL SECURITIES	$—	$45,495,132	$—	$45,495,132
Other Financial Instruments:
Assets:
Foreign Exchange Contracts	—	746,000	—	746,000
Swap Contracts	—	1,323,716	—	1,323,716
Liabilities:
Futures	$(14,241)	$—	$—	$(14,241)
Foreign Exchange Contracts	—	(3,723)	—	(3,723)
Swap Contracts	—	(60,555)	—	(60,555)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(14,241)	$47,500,570	$—	$47,486,329
The following acronym(s) are used throughout this portfolio:
EMTN	—Euro Medium Term Note
EUR	—Euro
GBP	—Great British Pound
GMTN	—Global Medium Term Note